Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Dec. 27, 2024	Jun. 30, 2024	Jun. 14, 2024	May 20, 2024	Apr. 01, 2024	Jan. 22, 2024	Dec. 26, 2023	Mar. 24, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Item]
Options exercise shares						10,000
Issued shares					1,339,285
Purchase price per share (in Dollars per share)							$ 1.28
Gross proceeds (in Dollars)										$ 26
Offering cost (in Dollars)									$ 454
Percentage of agreement warrants									7.00%
Ordinary shares issued for consulting service agreement		45,000
Financial liability fair value (in Dollars)	$ 69
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Issued shares			1,709,760
Pre funded warrant							1,656,250
Exercise price per share (in Dollars per share)										$ 0.001
Number of additional shares									1,656,250
Private Warrants [Member]
Shareholders’ Equity [Line Item]
Exercise price per share (in Dollars per share)							$ 1.28
Private warrants							3,031,250
Warrant [Member]
Shareholders’ Equity [Line Item]
Sale of stock									212,188
Issued shares	4,608,715
Placement Agent Warrants [Member]
Shareholders’ Equity [Line Item]
Price per share (in Dollars per share)									$ 1.6
Warrants expire, term									5 years
Fair value of the warrant (in Dollars)									$ 131
June Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Issued shares									1,709,760
Exercise price per share (in Dollars per share)			$ 0.001
Purchase of warrant			1,709,760
Number of shares per units			1
Exercise amount of warrants (in Dollars)									$ 2
2024 June Offering [Member]
Shareholders’ Equity [Line Item]
Offering cost (in Dollars)									343
Net proceeds (in Dollars)									$ 3,102
June Placement Agent Warrants [Member]
Shareholders’ Equity [Line Item]
Issued shares			185,591						185,591
Exercise price per share (in Dollars per share)			$ 1.56
Percentage of agreement warrants									7.00%
Purchase of warrant									185,591
Warrants expire, term									4 years
Exercise amount of warrants (in Dollars)									$ 254
December Private Warrants [Member]
Shareholders’ Equity [Line Item]
Sale of stock	3,950,343
Purchase price per share (in Dollars per share)	$ 0.7
Purchase of warrant	658,372
December Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Issued shares	658,372
Exercise price per share (in Dollars per share)	$ 0.001
Purchase of warrant	658,372
Number of shares per units	1
Maximum [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase price per share (in Dollars per share)							$ 1.28
Maximum [Member] | June Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase price per share (in Dollars per share)			1.3
Maximum [Member] | December Private Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase price per share (in Dollars per share)	$ 0.7
Minimum [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Exercise price per share (in Dollars per share)							$ 0.001
Minimum [Member] | June Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase price per share (in Dollars per share)			$ 0.001
Minimum [Member] | December Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Item]
Exercise price per share (in Dollars per share)	0.001
Vested RSUs [Member]
Shareholders’ Equity [Line Item]
Issued an aggregate shares									594,943
Options exercise shares						25,000		3,141	19,048		7,030
Registered Direct Offering [Member]
Shareholders’ Equity [Line Item]
Gross proceeds (in Dollars)									$ 3,424
Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Item]
Exercise price per share (in Dollars per share)				$ 2.25
Purchase of warrant				220,000
Warrants expire, term				6 months
Fair value of the warrant (in Dollars)				$ 125
Ordinary Shares [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Item]
Purchase of warrant									212,188
Ordinary Shares [Member] | December Private Warrants [Member]
Shareholders’ Equity [Line Item]
Exercise price per share (in Dollars per share)	$ 1.1
Purchase of warrant	3,950,343
Number of shares per units	1
Ordinary Shares [Member] | Roth Capital Partners, LLC [Member]
Shareholders’ Equity [Line Item]
Sale of stock										17,566
Ordinary Shares [Member] | Vested RSUs [Member]
Shareholders’ Equity [Line Item]
Issued an aggregate shares										1,226,448	1,240,204
Options exercise shares										37,972
Ordinary Shares [Member] | Registered Direct Offering [Member]
Shareholders’ Equity [Line Item]
Issued shares							1,375,000
2024 April Offering [Member]
Shareholders’ Equity [Line Item]
Sale of stock					1,339,285
Purchase price per share (in Dollars per share)					$ 1.232
Gross proceeds (in Dollars)					$ 1,651
2024 June Offering [Member]
Shareholders’ Equity [Line Item]
Sale of stock			941,541
Purchase price per share (in Dollars per share)			$ 1.3
IPO [Member]
Shareholders’ Equity [Line Item]
Gross proceeds (in Dollars)									$ 3,228
December Private Offering [Member]
Shareholders’ Equity [Line Item]
Offering cost (in Dollars)									$ 233
Percentage of pay fees									4.00%
December 2024 Private Placement [Member]
Shareholders’ Equity [Line Item]
Financial liability fair value (in Dollars)									$ 69